College and University
                             Facility Loan Trust Two





================================================================================

                          Compiled Financial Statements
                          Six Months Ended May 31, 1996

Accountants' Compilation Report



To the Owner Trustee of
College and University Facility
 Loan Trust Two:


We have compiled the accompanying balance sheet of College and University Facility Loan Trust Two, including the schedule of investments, as of May 31, 1996, and the related statements of operations, cash flows, changes in net assets and financial highlights for the six months then ended, in accordance with standards established by the American Institute of Certified Public Accountants. The financial information for the years ended November 30, 1995, 1994, 1993, 1992 and 1991, presented herein for comparative purposes, was audited by other auditors whose report thereon dated December 29, 1995, expressed an unqualified opinion.

A compilation is limited to presenting, in the form of financial statements, information that has been obtained from the books and records of the Trust. We have not audited or reviewed the accompanying financial statements or supplemental material and, accordingly, do not express an opinion or any other form of assurance on them.

We are not independent with respect to College and University Facility Loan Trust Two.






                                                                BDO Seidman, LLP



July 12, 1996

                                                College and University
                                               Facility Loan Trust Two

                                                         Balance Sheet

================================================================================

May 31,                                                                                                           1996
==========================================================================================================================
                                                                                                            (Unaudited)
Assets

Investments, at amortized cost, net of allowance for possible loan
 losses of $732,376 (Notes 1, 2, 6, 7 and 8 and Schedule of Investments)                                  $217 201 700
Cash                                                                                                           150 475
Prepaid expenses                                                                                                13 750
Interest receivable                                                                                          2 056 426
Deferred bond issuance costs (Note 2)                                                                        1 058 190
--------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                         220 480 541
--------------------------------------------------------------------------------------------------------------------------

Liabilities

Bonds payable, net of unamortized discount (Notes 3 and 8)                                                 191 936 177
Interest payable (Note 3)                                                                                    5 088 279
Dividends payable (Note 5)                                                                                     718 958
Payable for redemption of Class A Preferred Certificates (Note 5)                                              679 683
Accrued expenses and other liabilities                                                                         172 720
--------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                    198 595 817
--------------------------------------------------------------------------------------------------------------------------

Net Assets


Class A Preferred Certificates, par value $1 - authorized and outstanding -
 9,854,502 certificates (preference as to annual dividends of 13.65%,
 mandatory redemption and liquidation at par value) (Note 5)                                                 9 854 502
--------------------------------------------------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,763,800 certificates (Note 5)                                                           1 763 800
Accumulated undistributed net investment income (Note 2)                                                        73 148
Paid-in capital (Note 2)                                                                                    10 193 274
--------------------------------------------------------------------------------------------------------------------------
      Total net assets applicable to Class B certificateholders                                             12 030 222
--------------------------------------------------------------------------------------------------------------------------

      Total net assets                                                                                    $ 21 884 724
==========================================================================================================================

      Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                                                             $6.82
==========================================================================================================================

         See accompanying accountants' compilation report and notes to financial statements.

                                                College and University
                                               Facility Loan Trust Two

                                               Statement of Operations

================================================================================

Six months ended May 31,                                                                                          1996
==========================================================================================================================
                                                                                                            (Unaudited)
Investment income:
   Interest income (Note 2)                                                                                $10 806 572
--------------------------------------------------------------------------------------------------------------------------

Expenses:
   Interest expense (Note 3)                                                                                 8 942 276
   Amortization of deferred Bond issuance costs (Note 2)                                                        86 050
   Servicer fees (Note 4)                                                                                      127 591
   Trustee fees (Note 4)                                                                                        34 385
   Other trust and bond administration expenses                                                                 91 788
--------------------------------------------------------------------------------------------------------------------------

      Total expenses                                                                                         9 282 090
--------------------------------------------------------------------------------------------------------------------------

      Net investment income                                                                                  1 524 482

Provision for possible loan losses (Notes 2 and 6)                                                            (100 000)
--------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets resulting from operations                                                   1 424 482

Dividends to Class A Preferred Certificateholders                                                             (718 958)
--------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                                        $   705 524
==========================================================================================================================

         See accompanying accountants' compilation report and notes to financial statements.

                                                College and University
                                               Facility Loan Trust Two

                                               Statement of Cash Flows

================================================================================


Six months ended May 31,                                                                                          1996
==========================================================================================================================
                                                                                                            (Unaudited)
Cash flows from operating activities:
   Interest received                                                                                       $ 5 325 504
   Interest paid                                                                                            (5 380 114)
   Operating expenses paid                                                                                    (323 745)
   Refunds paid                                                                                               (312 953)
--------------------------------------------------------------------------------------------------------------------------

         Net cash used for operating activities                                                               (691 308)
--------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
   Net decrease in funds held under investment agreements                                                    4 656 280
   Principal payments on Loans                                                                              12 016 171
--------------------------------------------------------------------------------------------------------------------------

         Net cash provided by investing activities                                                          16 672 451
--------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
   Principal repayments on Bonds                                                                           (14 591 748)
   Dividends on Class A Preferred certificates                                                                (760 849)
   Redemptions of Class A Preferred certificates                                                              (613 791)
--------------------------------------------------------------------------------------------------------------------------

         Net cash used for financing activities                                                            (15 966 388)
--------------------------------------------------------------------------------------------------------------------------

Net increase in cash                                                                                            14 755

Cash, beginning of period                                                                                      135 720
--------------------------------------------------------------------------------------------------------------------------

Cash, end of period                                                                                        $   150 475
==========================================================================================================================

Reconciliation of net increase in net assets resulting from
 operations to net cash used for operating activities:
   Net increase in net assets resulting from operations                                                    $ 1 424 482
   Provision for possible loan losses                                                                          100 000
   Decrease in interest receivable                                                                             128 911
   Increase in prepaid expenses                                                                                (13 750)
   Decrease in accrued expenses and other liabilities                                                         (369 184)
   Decrease in Bond interest payable                                                                          (291 835)
   Amortization of original issue discount on Bonds                                                          3 853 997
   Amortization of purchase discount on Loans                                                               (5 609 979)
   Amortization of deferred Bond issuance costs                                                                 86 050
--------------------------------------------------------------------------------------------------------------------------

         Net cash used for operating activities                                                            $  (691 308)
==========================================================================================================================

         See accompanying accountants' compilation report and notes to financial statements.

                                                College and University
                                               Facility Loan Trust Two

                                   Statements of Changes in Net Assets
                                                          (Note 2 (f))


================================================================================


                                                                                       Six Months
                                                                                         Ended             Year Ended
                                                                                         May 31,          November 30,
                                                                                         1996                1995
==========================================================================================================================
                                                                                       (Unaudited)

From operations:
   Net investment income                                                              $ 1 524 482          $ 3 285 412
   Provision for possible loan losses                                                    (100 000)            (430 000)

Dividends to certificateholders:
   Class A Preferred Certificateholders
    ($.1365 per certificate annually)
      From net investment income                                                         (718 958)            (760 849)
      As tax return of capital                                                                  -             (809 291)
--------------------------------------------------------------------------------------------------------------------------

      Net increase in net assets applicable to Class B
       certificateholders resulting from operations                                       705 524            1 285 272
--------------------------------------------------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
   Redemptions of Class A Preferred certificates (679,683 and
    1,323,566 certificates in 1996 and 1995, respectively)                               (679 683)          (1 323 566)
--------------------------------------------------------------------------------------------------------------------------

      Net decrease in net assets resulting from
       capital certificate transactions                                                  (679 683)          (1 323 566)
--------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                                      25 841              (38 294)

Net assets:
   Beginning of period                                                                 21 858 883           21 897 177
--------------------------------------------------------------------------------------------------------------------------

   End of period                                                                      $21 884 724          $21 858 883
==========================================================================================================================

         See accompanying accountants' compilation report and notes to financial statements.

                                                College and University
                                               Facility Loan Trust Two

                                Selected Financial Highlights for Each
                                       Class B Certificate Outstanding
                                      Throughout the Periods Indicated
                                                       (Notes 1 and 5)

================================================================================

                                            For the Six
                                            Months Ended                            Years Ended November 30,
                                              May 31,          ---------------------------------------------------------------------
                                               1996            1995          1994          1993           1992          1991
====================================================================================================================================
                                            (Unaudited)
Net asset value, beginning of year         $      6.42    $      5.69    $      4.77    $      3.79    $      2.90    $      1.99
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                              .86           1.86           2.09           2.15           2.12           2.24

Provision for possible loan losses                (.06)          (.24)          (.11)          --             --             (.10)

Dividends to Class A Preferred
 Certificateholders:
   From net investment income                     (.40)          (.43)          (.26)         (1.17)         (1.23)         (1.23)
   As tax return of capital                       --             (.46)          (.80)          --             --             --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $      6.82    $      6.42    $      5.69    $      4.77    $      3.79    $      2.90
====================================================================================================================================

Total investment return (a)                        N/A            N/A            N/A            N/A            N/A            N/A

Net assets applicable to
 Class A Preferred
 Certificates, end of period               $ 9 854 502    $10 534 185    $11 857 751    $13 941 968    $15 435 727    $15 879 192

Net assets applicable to Class
 B Certificates, end of period             $12 030 222    $11 324 698    $10 039 426    $ 8 406 774    $ 6 677 348    $ 5 109 590
====================================================================================================================================

Ratios and Supplemental Data:


   Ratio of expenses to average
    net assets applicable to                          (b)
    Class B Certificates                        158.97(c)      186.94%(b)     237.22%(b)     311.15%(b)     419.67%(b)    608.00%(b)


   Ratio of net investment income
    to average net assets applicable
    to Class B Certificates                      26.11%(c)      30.76%         40.16%         50.29%         63.33%        91.35%


   Number of Class B Certificates
    outstanding, end of period               1 763 800      1 763 800      1 763 800      1 763 800      1 763 800      1 763 800

(a)  The Trust's investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.


(b)  Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 5.82(c)%, 6.54%,
     7.28%, 11.11%, 15.74% and 24.54% in 1996, 1995, 1994, 1993, 1992 and 1991, respectively.

(c)  Annualized.

         See accompanying accountants' compilation report and notes to financial statements.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

1.     Organization                 College and University Facility Loan Trust
       and Business                 Two (the Trust) was formed on March 11, 1988
                                    as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by The First National
                                    Bank of Boston (the Owner Trustee), not in its individual capacity but solely as Owner
                                    Trustee. During 1995, State Street Bank and
                                    Trust Company replaced The First National
                                    Bank of Boston as the Owner Trustee. The
                                    Trust is registered under the Investment
                                    Company Act of 1940 (as amended) as a
                                    diversified, closed-end, management
                                    investment company.

                                    The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing
                                    Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (The Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans, pending semiannual bond payment dates, are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

1.     Organization and             All payments on the Loans and earnings under
       Business                     the investment agreements and any required
       (Concluded)                  transfers from the Expense and Liquidity
                                    Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund
                                    Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders in the order of priority discussed in Note 5.

                                    On the Closing Date, certificates were
                                    issued by the Trust to ED as partial
                                    payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust. This transaction was accounted for using the purchase method of accounting, resulting in a new measurement of the Trust's net assets.



2.     Summary of                   (a)  College and University Facility Loans
       Significant
       Accounting                   The Loans were purchased and recorded at a
       Policies                     discount below par. Pursuant to a "no-action
                                    letter" that the Trust received from the Securities and Exchange Commission, the
                                    Loans, included in Investments in the
                                    accompanying balance sheet, are being
                                    accounted for under the amortized cost
                                    method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of May
                                    31, 1996 was approximately $96,026,000. As a result of prepayments of Loans in the six months ended May 31, 1996, additional interest income of approximately $58,600 was recognized.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

2.     Summary of                   (a)  College and University Facility Loans
       Significant                       (Continued)
       Accounting
       Policies                     The Trust's policy is to discontinue the
       (Continued)                  accrual of interest on Loans for which
                                    payment of principal or interest is 180 days or more past due or for such other Loans as considered necessary by management if collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income.
                                    Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At May 31, 1996, one loan has been placed on nonaccrual status, as discussed in Note 6.

                                    (b)  Other Investments

                                    Other investments, which are included in Investments on the accompanying balance sheet, consist of two investment agreements issued by Morgan Guaranty Trust Company, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at the bank's option. These investments are carried at cost.

                                    (c)  Federal Income Taxes

                                    It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                                    For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

2.     Summary of                   (d)  Deferred Bond Issuance Costs
       Significant
       Accounting                   Deferred Bond issuance costs are being
       Policies                     amortized using the effective interest rate
       (Continued)                  method over the estimated lives of the
                                    Bonds, which are based on the scheduled
                                    payments of the Loans. When Loan prepayments occur, a portion of the deferred issuance costs is expensed in the six months of the prepayment, so that the future effective interest rate remains unchanged.

                                    (e)  Accounting for Impairment of a Loan and
                                         Allowance for Possible Loan Losses

                                    The Trust accounts for credit losses in
                                    accordance with Statement of Financial
                                    Accounting Standards (SFAS) No. 114,
                                    Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                                    Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

2.     Summary of                   (e)  Accounting for Impairment of a Loan and
       Significant                       Allowance for Possible Loan Losses
       Accounting                        (Continued)
       Policies
       (Continued)                  The allowance for possible loan losses is
                                    based on management's evaluation of the
                                    level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss experience, current economic conditions and their effect on borrowers, the performance of individual Loans in relation to contract terms, adverse situations that may affect the borrower's ability to pay and the estimated fair values of collateral.

                                    The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                                    (f)  Presentation of Capital Distributions

                                    On December 1, 1993, the Trust prospectively adopted the provisions of American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                                    The Trust expects to have a tax return of capital for the fiscal year ending November 30, 1996; however, the amount cannot be reasonably estimated at May 31, 1996. Therefore, the current period net increase in net assets of $705,524 has been offset against the accumulated deficit and classified as accumulated undistributed net investment income.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

2.     Summary of                   (g)  Use of Estimates
       Significant
       Accounting                   The preparation of financial statements in
       Policies                     conformity with generally accepted
       (Concluded)                  accounting principles requires management to
                                    make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.     Bonds                        The Bonds outstanding at May 31, 1996
                                    consist of the following:

                                                                   Outstanding          Unamortized
                         Interest                                   Principal             Discount          Carrying Value
          Type             Rate        Stated Maturity               (000s)                (000s)                (000s)
      =====================================================================================================================
       Sequential         4.00%        June 1, 1999                  $ 29 083             $   573              $ 28 510
       Sequential         4.00%        June 1, 2002                    75 961               9 501                66 460
       Sequential         4.00%        June 1, 2018                   149 370              52 404                96 966
      ---------------------------------------------------------------------------------------------------------------------

                                                                     $254 414             $62 478              $191 936
      =====================================================================================================================

                                    Interest on the Bonds is payable
                                    semiannually. On June 3, 1996, the Trust made a principal payment of $10,539,496 on the sequential 4%, June 1, 1999 bonds.

                                    Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and, administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

3.     Bonds (Concluded)            The estimated aggregate principal payments
                                    on the Bonds at May 31, 1996, after taking into consideration actual Loan prepayments,
                                    Defaulted Loans and the Maximum Principal
                                    Distribution Amount, as defined in the
                                    Indenture, are as follows:

                                    Fiscal Year                           Amount
                                                                          (000s)
                                    ============================================
                                    1996                                $ 10 539
                                    1997                                  23 528
                                    1998                                  22 683
                                    1999                                  21 304
                                    2000                                  20 087
                                    Thereafter                           156 273
                                    --------------------------------------------
                                    Total                               $254 414
                                    ============================================

                                    Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                                    In the event of negative cash flows, a
                                    Liquidity Fund has been established and
                                    maintained such that, on or before such
                                    payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                                    The original issue discount is being
                                    amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the six months of prepayment, so that the future effective interest rate remains unchanged.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

4.     Administrative               (a)  Servicer
       Agreements
                                    As compensation for the services provided under the servicing agreement, General
                                    Electric Capital Corporation (GECC) receives a collection fee. The fee is paid semiannually with respect to each Loan on each date payments are received on each Loan. The fee is equal to .075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest for each Loan in a calendar year. For the six months ended May
                                    31, 1996, this fee totaled $117,789. GECC was also reimbursed for other related expenses of $9,802.

                                    (b)  Trustees

                                    As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                                    o    The Owner Trustee, in its capacities as
                                         manager of the Trust and as Owner
                                         Trustee, received fees of $6,250 and
                                         $7,500, respectively, for the six
                                         months ended May 31, 1996. In addition,
                                         the Owner Trustee, in its capacity as
                                         manager, was reimbursed $973 for
                                         out-of-pocket expenses.

                                    o    The Bond Trustee is entitled to an
                                         annual fee equal to .015 of 1% of the
                                         aggregate outstanding principal of the
                                         Bonds on the bond payment date
                                         immediately preceding the date of
                                         payment of such fee. The fee is payable
                                         semiannually in arrears on each bond
                                         payment date. The Bond Trustee is also
                                         reimbursed for out-of-pocket expenses
                                         in an amount not to exceed 4% of the
                                         applicable annual fee. For the six
                                         months ended May 31, 1996, Bond Trustee
                                         fees were $18,899. In addition, the
                                         Bond Trustee was reimbursed $793 for
                                         out-of-pocket expenses.



                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

5.     Certificates                 The certificates comprise two classes,
                                    namely 13.65% Class A Preferred and Class B.
                                    The Class A Preferred certificates have
                                    preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.65% per annum from amounts received by the Owner Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A Preferred certificates are required to be redeemed by the Trust, in whole or in part, on any Distribution Date to the extent of the amount on deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been fully redeemed.
                                    Following the redemption in full of the
                                    Class A Preferred certificates, on each
                                    Distribution Date, the holders of the Class
                                    B certificates will receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust, pro-rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                                    Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution
                                    Date) and, after the Bonds are paid in full, on the first business day of each calendar month.

                                    On June 4, 1996, the Trust paid $1,398,641 to the holders of the Class A Preferred certificates, of which $718,958 was for payment of dividends and $679,683 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                                    The certificateholders shall each be
                                    entitled to one vote per certificate.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

6.  Possible Loan Losses            An analysis of the allowance for possible
                                    loan losses for the six months ended May 31, 1996 is summarized as follows:

                                    Balance, beginning of period        $632 376
                                    Provision                            100 000
                                    Charge-off                               --
                                    --------------------------------------------
                                    Balance, end of period              $732 376
                                    ============================================

                                    At May 31, 1996, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $17,000 with a related allowance for possible loan losses of $3,000.

                                    The average recorded investment in impaired loans during the six months ended May 31, 1996 was approximately $17,000. For the six months ended May 31, 1996, interest income recognized on impaired loans was approximately $2,000.

                                    The amortized cost of the Loan placed on nonaccrual status is approximately $17,000 at May 31, 1996. See "Accounting for a Possible Loan Loss and Accounting for Impairment of a Loan" for a discussion of the Trust's impaired loan.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

7.     Loans                        Scheduled principal and interest payments on
                                    the Loans as of May 31, 1996, excluding
                                    payments for Loans in Default, as defined in the Indenture, are as follows:

                                                           Principal         Interest
                                                           Payments          Payments             Total
                                    Fiscal Year             (000s)            (000s)             (000s)
                                    =======================================================================
                                    1996                   $ 15 261           $ 4 597          $ 19 858
                                    1997                     26 146             8 599            34 745
                                    1998                     24 997             7 769            32 766
                                    1999                     23 593             6 975            30 568
                                    2000                     22 107             6 220            28 327
                                    Thereafter              178 615            38 952           217 567
                                    -----------------------------------------------------------------------

                                    Total                  $290 719           $73 112          $363 831
                                    =======================================================================

                                    Expected payments may differ from
                                    contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the loans may vary significantly from the scheduled payments.

                                    The following analyses summarize the
                                    stratification of the loan portfolio by type of collateral and institution as of May 31, 1996:

                                                                                               Amortized
                                                                               Number            Cost
                                       Type of Collateral                     of Loans          (000s)           %
                                    ==================================================================================
                                    Loans secured by a
                                     first mortgage                              340            $102 702      52.7  %

                                    Loans not secured by
                                     a first mortgage                            216              91 991      47.3
                                    ----------------------------------------------------------------------------------

                                    Total Loans                                  556            $194 693     100.0  %
                                    ==================================================================================


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

7.     Loans (Continued)

                                                                                               Amortized
                                                                               Number            Cost
                                       Type of Institution                    of Loans          (000s)           %
                                    ==================================================================================
                                    Private                                      349            $101 944      52.4  %

                                    Public                                       207              92 749      47.6
                                    ----------------------------------------------------------------------------------

                                    Total Loans                                  556            $194 693     100.0  %
                                    ==================================================================================


                                    The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                                    The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, where a restructuring of debt service payments is not achieved, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

7.     Loans (Concluded)            A number of borrowers are currently
                                    experiencing financial difficulties due to declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                                    Due to the special purpose nature of the borrowers' properties, the ability of troubled borrowers to repay their loans may ultimately be dependent upon the future success of the institutions' programs.


8.     Fair Value                   SFAS No. 107, "Disclosures about Fair Value
       of Financial                 of Financial Instruments," allows for the
       Instruments                  use of a wide range of valuation techniques;
                                    therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.


                               See accompanying accountants' compilation report.

                                                College and University
                                               Facility Loan Trust Two

                                         Notes to Financial Statements

================================================================================

8.     Fair Value                   Current market prices are not available for
       of Financial                 most of the Trust's financial instruments
       Instruments                  since an active market generally does not
       (Concluded)                  exist for such instruments. In accordance
                                    with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the loans because the prepayment rate on these loans is not subject to estimate.

                                    The estimated fair value of each category of the Trust's financial instruments and its related book value presented in the accompanying balance sheet as of May 31, 1996 is as follows:

                                                                  Book Value            Fair Value
                                                                    (000s)                (000s)
                                    =================================================================
                                    Loans                         * $193 961              $235 753
                                    Investment Agreements:
                                      Revenue Fund                    17 683                17 219
                                      Liquidity Fund                   5 557                 5 198
                                    -----------------------------------------------------------------

                                                                    $217 201              $258 170
                                    =================================================================

                                    Bonds                           $191 936              $215 303
                                    =================================================================

                                    * Net of Allowance for Possible Loan Losses of $732,000.


                               See accompanying accountants' compilation report.

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)


   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
                COLLEGE AND UNIVERSITY LOANS (89.3%)
                -------------- A --------------
$      685      Alabama Agricultural and Mechanical University               3.000-3.750     07/01/2005         10.25      $    502
     2,095      Alabama Agricultural and Mechanical University                    3.000      05/01/2018         10.27         1,129
       182      Albion College                                                    3.000      10/01/2009         10.56           117
       623      Albright College                                                  3.000      11/01/2015         10.23           360
        59      Alcorn State University                                           2.875      11/01/1999         10.11            51
        51      Alcorn State University                                           3.500      11/01/2002         10.15            42
        50      Allegheny College                                                 3.000      07/01/2015         10.38            20
        38      Allentown College of St. Francis De Sales                         3.000      11/01/1998         10.98            34
       390      Alma College                                                      3.750      04/01/2002         11.52           308
       115      American International College                                    3.375      10/01/2002         10.84            92
       154      Anderson University                                               3.500      03/01/2003         11.42           116
       320      Anderson University                                               3.000      03/01/2006         11.19           217
         4      Appalachian State University                                      2.750      07/01/1996         10.24             4
        97      Appalachian State University                                      3.500      07/01/2001         10.28            80
        64      Appalachian State University                                      3.000      06/01/1997         10.11            59
       615      Arizona State University                                          3.125      09/01/2001         10.17           504
       425      Arizona State University                                          3.375      10/01/2002         10.16           342
     1,495      Arizona State University                                          3.000      04/01/2006         10.60         1,040
       276      Arkansas State University                                         3.500      04/01/2001         10.97           228
       272      Arkansas State University                                         3.375      10/01/2000         10.25           236
       833      Arkansas State University                                         3.750      04/01/2005         10.75           613
        55      Arkansas Technical University                                     2.875      10/01/1999         10.21            48
     2,405      Auburn University                                                 3.000      12/01/2018          9.16         1,361
       238      Azusa Pacific University                                          3.750      04/01/2015         10.88           138
                -------------- B --------------
       438      Ball State University                                             3.000      07/01/1999          9.98           380
     1,175      Baptist College at Charleston                                     3.000      03/01/2019         10.73           592
       807      Baptist College at Charleston                                     3.000      03/01/2011         10.98           482
        51      Bard College                                                      2.750      10/01/1998         11.40            45
       214      Barnard College                                                   3.000      10/01/1997         11.06           197
       272      Becker Junior College                                             3.000      04/01/2005         11.21           190
       151      Bellarmine College                                                3.625      05/01/2004         11.34           113
        47      Belmont Abbey College                                             3.000      11/01/1998         10.96            42
        28      Benedict College                                                  2.875      02/01/1999         11.83            24
       181      Benedict College                                                  3.750      11/01/2004         10.75           138
     1,190      Benedict College                                                  3.000      11/01/2006         10.61           837
     2,026      Benedict College                                                  3.000      11/01/2020         10.36         1,039
     2,223      Bentley College                                                   3.000      11/01/2007         10.57         1,509
        20      Bethany College                                                   2.875      05/01/1998         11.89            18
       361      Bethany College                                                   3.375      11/01/2012         10.54           225
       315      Bethany College                                                   3.000      11/01/2017         10.40           169
       625      Bethany College                                                   3.000      11/01/2012         10.40           376
        26      Bethune-Cookman College                                           3.000      11/01/2002         10.74            20
       261      Boston Architectural Center                                       3.750      11/01/2004         10.77           200
       255      Bradford College                                                  3.375      10/01/2001         10.85           207
        93      Brandeis University                                               2.875      10/01/1996         11.17            89
       347      Brandeis University                                               3.000      11/01/2011         10.64           211
       195      Brevard College                                                   3.000      11/01/2004         10.71           146
        96      Brevard College                                                   3.000      05/01/2006         11.12            65
        10      Brevard College                                                   3.000      11/01/1996         11.14            10
       174      Bryan College                                                     3.500      04/01/2003         11.39           132
       134      Bucks County Community College                                    3.000      06/01/1997         10.11           117

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                             (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
   $    49      Buena Vista College                                               3.500      02/01/2000         11.85        $   41
       149      Buena Vista College                                               3.000      02/01/2006         11.23           101
                -------------- C --------------
     1,320      California Polytechnic State University                           3.000      11/01/2006         10.05           920
       455      California State University                                       3.000      11/01/2006          8.75           344
     1,465      California State University                                       3.000      11/01/2013          8.93           950
     2,933      California State University                                       3.000      11/01/2019          8.99         1,697
       236      Calvin College                                                    3.000      11/01/2000         10.83           197
     2,895      Cameron University                                                3.000      04/01/2007         10.16         1,993
       335      Canisius College                                                  3.375      05/01/2002         11.48           265
     1,790      Canisius College                                                  3.000      11/01/2017         10.40           968
       226      Canisius College                                                  3.000      11/01/1999         10.89           195
        24      Carnegie-Mellon University                                        2.750      05/01/1997         11.62            22
        87      Carnegie-Mellon University                                        3.000      05/01/1999         11.37            74
       360      Carnegie-Mellon University                                        3.500      11/01/2001         10.52           296
       330      Carnegie-Mellon University                                        3.000      05/01/2009         10.73           209
     1,140      Carnegie-Mellon University                                        3.000      11/01/2017         10.51           613
       267      Carroll College                                                   3.125      06/01/2000         10.75           221
       408      Carroll College                                                   3.750      06/01/2014         10.46           247
       187      Carroll College                                                   3.000      06/01/2018         10.15           100
       488      Carroll College                                                   3.750      03/01/2015         10.93           282
       340      Case Western Reserve University                                   3.500      04/01/2003         11.39           256
       319      Catawba College                                                   3.000      12/01/2009         10.27           205
       184      Central Missouri State University                                 3.125      07/01/2000         10.24           154
       394      Central Missouri State University                                 3.375      07/01/2001         10.27           324
       834      Central Missouri State University                                 3.625      07/01/2004         10.29           635
     1,270      Central Missouri State University                                 3.000      07/01/2007         10.18           871
        73      Central Texas College                                             3.000      11/01/1997         10.15            68
        35      Central Texas College                                             3.000      11/01/1998         10.14            32
       183      Champlain College                                                 3.000      12/01/2013         10.19           105
       660      Chapman College                                                   3.000      10/01/2013         10.65           381
       477      Chapman College                                                   3.000      11/01/2005         10.63           342
       300      Chapman College                                                   3.000      11/01/2007         10.57           204
     1,875      Chateau Community Housing Association                             3.000      10/01/2012         10.51         1,122
        94      Cisco Junior College                                              3.000      11/01/2005         10.04            69
       110      Cisco Junior College                                              3.000      07/01/2005         10.15            70
        48      Claflin College                                                   3.125      04/01/2001         11.59            39
        23      Claflin College                                                   3.000      11/01/1997         11.05            21
       550      Clemson University                                                3.000      07/01/2005          9.51           412
       178      Coker College                                                     3.000      12/01/2009         10.04           114
        90      College of Notre Dame of Maryland                                 2.875      11/01/1997         10.61            83
       145      College of Notre Dame of Maryland                                 3.375      11/01/2002         10.48           116
       376      College of Our Lady of the Elms                                   3.375      10/01/2001         10.86           306
        55      College of Saint Rose                                             2.875      04/01/1998         11.95            49
     1,003      College of Saint Rose                                             3.000      05/01/2022         10.43           497
       677      College of Saint Thomas                                           3.000      11/01/2009         10.53           447
        97      College of Santa Fe                                               3.500      10/01/2001         10.86            79
       299      College of Santa Fe                                               3.000      10/01/2005         10.66           214
         9      College of Santa Fe                                               3.000      09/01/1996         11.24             9
       683      College of Santa Fe                                               3.000      10/01/2018         10.43           365
       255      College of the Holy Cross                                         3.500      10/01/1999         11.03           228
     1,220      College of the Holy Cross                                         3.625      10/01/2013         10.60           755
     1,065      College of the Holy Cross                                         3.000      10/01/2006         10.63           741

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                            (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $   60      College of the Virgin Islands                                     3.000      11/01/2002         10.15        $   48
       132      College of the Virgin Islands                                     3.000      10/01/2003         10.16           102
        36      Colorado State University                                         3.500      10/01/1996          9.22            35
        34      Columbia College                                                  2.750      07/01/1997         11.16            31
       351      Columbia College                                                  3.625      07/01/2004         10.90           261
       110      Columbia College                                                  3.000      07/01/2006         10.80            77
       175      Concordia College                                                 3.000      04/01/2009         11.05           112
       805      Concordia College                                                 3.000      05/01/2019         10.65           409
       208      Connecticut College                                               3.000      11/01/1999         10.89           179
        88      Cornell College                                                   3.000      10/01/2005         10.66            63
       373      Cumberland University                                             3.000      08/01/2017         10.52           201
                -------------- D --------------
       163      Daemen College                                                    3.125      04/01/2000         11.68           135
       705      Daemen College                                                    3.000      04/01/2016         10.77           378
       217      Dakota Wesleyan University                                        3.000      10/01/2015         10.46           122
       355      Dana College                                                      3.000      04/01/2005         11.22           247
        88      Dana College                                                      3.500      04/01/2003         11.39            66
        19      David Lipscomb College                                            3.000      06/01/1996         11.17            18
         4      Dean Academy & Jr. College                                        3.125      10/01/1996         11.25             4
       215      Dean Academy & Jr. College                                        3.500      10/01/1999         10.97           186
       155      Dickinson College                                                 3.000      05/01/2018         10.30            85
       321      Dillard University                                                3.000      04/01/2008         11.09           211
       180      Doane College                                                     3.000      11/01/2000         10.83           150
       930      Dormitory Authority State of NY (New York University)             3.000      07/01/2000          8.95           800
       754      Dowling College                                                   3.000      10/01/2010         10.75           468
        14      Drake University                                                  2.750      10/01/1996         11.22            13
       187      Drexel University                                                 2.875      05/01/2001         11.57           152
     1,220      Drexel University                                                 3.500      05/01/2014         10.53           677
        35      Drury College                                                     3.125      10/01/1999         11.32            30
       327      Drury College                                                     3.000      04/01/2015         10.63           184
       608      Drury College                                                     3.000      10/01/2010         10.75           377
     1,245      D'Youville College                                                3.000      04/01/2018         10.90           651
                -------------- E --------------
       247      East Texas State University                                       2.875      09/01/1999          8.94           219
     1,526      East Texas State University                                       3.500      03/01/2002          9.48         1,164
     1,809      East Texas State University                                       3.000      03/01/2002          9.60         1,322
       200      East Texas State University                                       3.000      11/01/2000          9.26           173
       143      Eastern Oklahoma State College                                    3.125      05/15/1999          9.96           130
       465      Elizabeth City State University                                   3.000      10/01/2017         10.02           265
       635      Embry-Riddle Aeronautical University                              3.000      09/01/2007         10.64           427
       191      Emmanuel College                                                  3.000      11/01/2013         10.45           111
        22      Emory & Henry College                                             2.750      05/01/1997         11.61            20
       493      Emory University                                                  2.875      09/01/1998         11.00           436
                -------------- F --------------
       126      Fairleigh Dickinson University                                    3.125      11/01/1999         10.93           110
     1,900      Fairleigh Dickinson University                                    3.000      11/01/2017         10.39         1,031
        26      Fairmont State College                                            3.000      05/01/1997         11.14            24
        24      Findlay College                                                   3.000      11/01/1996         11.13            23
        19      Findlay College                                                   2.750      07/01/1998         11.04            17
        20      Findlay College                                                   3.000      07/01/1997         11.21            19
       304      Florida Agricultural and Mechanical University                    3.625      07/01/2004         10.29           231
       328      Florida Atlantic University                                       3.500      07/01/2004         10.27           252
       465      Florida Atlantic University                                       3.000      07/01/2006         10.18           326

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                             (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $  240      Florida Institute of Technology                                   3.000      11/01/2009         10.53        $  155
       122      Florida Southern College                                          3.000      11/01/1999         10.89           105
       215      Florida State University                                          3.000      01/01/1999          9.20           190
       364      Florida State University                                          3.500      06/01/2001          8.44           313
       895      Florida State University                                          3.000      01/01/2009          9.40           615
        88      Fort Hays State University                                        3.500      10/01/2001         10.19            74
       183      Fort Hays State University                                        3.625      10/01/2002         10.18           148
       215      Fort Hays State University                                        3.000      10/01/2007         10.08           148
       765      Fort Lewis College                                                3.000      10/01/2006         10.09           545
                -------------- G --------------
        23      Gannon University                                                 2.750      11/01/1996         10.67            22
       880      Gannon University                                                 3.000      11/01/2011         10.49           542
       222      Gannon University                                                 3.000      12/01/2022         10.13           108
       105      Gavilan College                                                   3.000      04/01/2006         10.59            73
       124      George Fox College                                                3.500      04/01/2001         11.25           100
       882      George Fox College                                                3.000      07/01/2018         10.64           459
        19      George Washington University                                      2.875      11/01/1996         10.72            18
       251      George Washington University                                      3.500      05/01/2000         11.30           210
     1,298      George Washington University                                      3.500      11/01/2002         10.50         1,054
       111      George Washington University                                      3.000      11/01/1998         10.58            99
       106      Georgetown College                                                3.000      12/01/1999         10.02            89
       627      Georgetown College                                                3.000      12/01/2008         10.04           410
     1,080      Georgetown College                                                3.000      12/01/2009         10.05           688
     3,173      Georgetown University                                             3.000      11/01/2020         10.36         1,627
     7,990      Georgetown University                                             4.000      11/01/2020         10.52         4,502
     1,676      Georgetown University                                             3.000      05/01/2005         10.86         1,207
       965      Georgia Education Authority Board of Regents
                of the University System of Georgia                               3.375      01/01/2003         10.60           744
        57      Goucher College                                                   3.500      05/01/1998         11.88            50
        28      Goucher College                                                   3.500      11/01/1999         10.95            24
       249      Grambling State University                                        3.000      10/01/1997         10.17           232
        25      Grambling State University                                        3.000      11/01/1999         10.12            22
       205      Grambling State University                                        3.000      11/01/2000         10.11           174
       129      Greenville College                                                3.500      04/01/2001         11.56           103
                -------------- H --------------
       458      Hampshire College                                                 3.000      07/01/2013         10.75           262
     1,634      Hampshire College                                                 3.000      02/01/2014         10.70           928
       325      Harcum Junior College                                             3.375      11/01/2002         10.77           257
       940      Harper Grace Hospital                                             3.625      04/01/2005         11.26           673
       145      Henderson State University                                        3.125      04/01/1999         11.06           124
        28      Hendrick Medical Center                                           3.000      10/01/1997         11.08            26
       201      Hesston College                                                   3.000      04/01/2006         11.14           136
       402      High Point College                                                3.000      12/01/2010         10.26           248
     2,309      Hinds Junior College                                              3.000      04/01/2013         10.42         1,378
       153      Hiwassee College                                                  3.375      01/01/2003         11.58           116
       225      Hiwassee College                                                  3.000      09/15/2018         10.58           117
     2,402      Hofstra University                                                3.000      11/01/2012         10.61         1,429
        46      Holy Family College                                               3.000      12/01/1997         10.00            41
       341      Hood College                                                      3.625      11/01/2014         10.54           207
       465      Houston Tillotson College                                         3.500      04/01/2014         10.90           273
        90      Huntingdon College                                                3.500      03/01/2002         11.54            70
       335      Huntingdon College                                                3.000      10/01/2008         10.60           220
                -------------- I --------------

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                             (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
   $    99      Illinois Benedictine College                                      3.000      10/01/1998         10.98        $   88
       297      Illinois Institute of Technology                                  3.000      03/01/2003         11.10           225
       105      Indiana State University                                          3.000      07/01/1996          8.72           101
        53      Indiana University                                                2.750      12/01/1996          8.06            50
       476      Indiana University                                                2.875      04/01/1998         10.10           430
       182      Indiana University                                                2.875      04/01/1999         10.08           160
       672      Indiana University                                                3.375      04/01/2001         10.06           559
     1,420      Indiana University                                                3.500      04/01/2001         10.06         1,179
     1,948      Indiana University                                                3.750      12/01/2003          8.84         1,584
       745      Indiana University                                                3.000      07/01/1999          9.31           654
       164      Inter American University of Puerto Rico                          3.000      09/01/2007         10.66           112
     2,827      Inter American University of Puerto Rico                          3.000      01/01/2017         10.94         1,493
                -------------- J --------------
     2,175      James Madison University                                          3.000      06/01/2009         10.49         1,393
        58      John Brown University                                             2.875      04/01/2000         11.64            47
       463      Johnson & Wales College                                           3.000      11/01/2013         10.59           270
       295      Johnson C. Smith University                                       3.000      05/01/2005         11.18           207
        44      Judson College                                                    3.750      07/01/2004         10.92            33
                -------------- K --------------
       331      Kansas State University                                           3.375      10/01/2002          9.12           276
       775      Kansas State University                                           3.625      04/01/2004          9.77           560
       154      Kendall College                                                   3.375      10/01/2002         10.82           121
       306      Kendall College                                                   3.000      10/01/2008         10.59           202
       716      Kent State University                                             3.500      12/01/2000          8.90           610
       450      Knox College                                                      3.000      04/01/2006         11.15           305
                -------------- L --------------
       385      LaGrange College                                                  3.000      03/01/2009         11.06           240
        18      Lamar University                                                  2.875      04/01/1997         11.17            17
       319      Lamar University                                                  3.500      04/01/2003         10.76           245
       494      Langston University                                               3.375      10/01/2003         10.15           388
     1,325      Langston University                                               3.000      04/01/2007         10.56           898
       514      Lassen Junior College District                                    3.000      04/01/2020         10.27           265
     1,915      Leland Stanford Junior College                                    3.375      05/01/2003         11.33         1,440
       244      Lenoir Rhyne College                                              3.000      12/01/2006         10.04           169
        94      Linfield College                                                  3.000      10/01/2017         10.44            50
       301      Long Island University                                            3.000      10/01/1998         11.00           269
       996      Long Island University                                            3.750      05/01/2005         11.22           720
       269      Long Island University                                            3.000      11/01/2009         10.69           172
       940      Long Island University                                            3.000      11/01/2009         10.69           600
       569      Long Island University                                            3.750      04/01/2003         11.41           433
       645      Long Island University                                            3.625      06/01/2014         10.49           386
        41      Long Island University                                            3.750      05/01/1998         11.90            36
       161      Long Island University                                            3.750      10/01/2004         10.79           121
       643      Louisiana State University                                        3.500      07/01/2001          8.65           555
     1,386      Louisiana State University                                        3.625      07/01/2004          9.04         1,103
       333      Louisiana State University                                        3.000      07/01/2005          8.84           258
       553      Louisiana State University                                        3.000      07/01/2005          8.84           428
       475      Louisiana State University                                        3.000      07/01/2006          8.87           360
       229      Louisiana State University                                        3.000      05/01/1999          9.17           205
       490      Louisiana State University                                        3.000      07/01/2001          8.62           415
       136      Loyola University                                                 3.000      11/01/1998         10.96           122
       169      Loyola University - Mundelein Branch                              3.750      11/01/1997         11.11           157
       287      Lycoming College                                                  3.500      05/01/2001         11.22           233

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                            (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $  277      Lycoming College                                                  3.625      05/01/2014         10.64        $  166
       370      Lycoming College                                                  3.750      05/01/2015         10.62           220
        82      Lycoming College                                                  3.000      10/01/1996         11.16            78
       573      Lynchburg College                                                 3.750      05/01/2015         10.64           343
       725      Lynchburg College                                                 3.000      05/01/2018         10.68           378
                -------------- M --------------
       720      Macalester College                                                3.375      05/01/2002         11.41           557
       498      Macalester College                                                3.000      05/01/2020         10.46           256
        40      Madison General Hospital                                          3.000      12/01/1999          9.67            34
       630      Marian College                                                    3.000      10/01/2016         10.45           347
        73      Marian College                                                    3.000      11/01/1999         10.89            63
        80      Marist College                                                    3.500      04/01/2000         11.73            67
       101      Marquette University                                              3.000      07/31/2024         10.59            47
        62      Mary Baldwin College                                              2.875      11/01/1999         10.94            55
       493      Mary Baldwin College                                              3.375      05/01/2012         10.68           303
       710      Marymount University                                              3.000      05/01/2016         10.52           388
         8      Mater Dei College                                                 3.000      11/01/1996         11.13             8
        20      McCook Community College                                          3.000      01/01/1998         11.16            18
     1,065      McLennan Community College                                        3.000      04/01/2006         10.49           747
       128      McNeese State University                                          3.500      10/01/2001         10.18           106
     1,194      Memorial Hospital for Cancer and Allied Diseases                  3.375      04/01/2012         10.68           732
       139      Menlo College                                                     3.125      04/01/2001         11.53           110
       561      Mercer University                                                 3.000      05/01/2014         10.58           323
     1,730      Mercy College of Detroit                                          3.625      10/01/2013         10.59         1,055
        41      Mercy Hospital (A) (B)                                            3.000      10/01/1998         10.98            17
        50      Merrimack College                                                 3.000      04/15/2019         10.53            33
       136      Merrimack College                                                 3.000      04/15/2008         10.79            70
        83      Middlebury College                                                3.000      10/01/1996         11.16            79
        11      Middlebury College                                                2.750      10/01/1996         11.67            10
       121      Middlebury College                                                3.375      10/01/2002         11.12            95
       131      Midland Lutheran College                                          3.000      04/01/2005         11.20            91
        59      Midland Lutheran College                                          3.000      10/01/1998         10.98            52
       644      Millsaps College                                                  3.000      11/01/2021         10.34           324
       114      Mississippi State University                                      2.875      01/01/2000         10.99            94
     1,730      Mississippi State University                                      3.000      12/01/2020          9.64           917
       152      Mississippi Valley State University                               3.500      07/01/2001         10.28           125
       158      Molloy College                                                    3.375      10/01/2002         10.81           124
        27      Montreat-Anderson College                                         3.000      11/01/1998         10.96            24
       270      Moravian College                                                  3.375      11/01/2012         10.52           166
       795      Morehouse College                                                 3.000      07/01/2010         10.50           439
     2,619      Morgan State University                                           3.000      11/01/2014         10.56         1,492
       254      Morris Brown College                                              3.750      05/01/2007         11.12           174
     2,251      Morris Brown College                                         2.750-3.750     05/01/2018         10.89         1,302
       768      Morris College                                                    3.000      11/01/2009         10.53           496
       160      Muhlenberg College                                                3.000      11/01/2000         10.50           134
                -------------- N --------------
       178      New England College                                               3.000      04/01/2016         10.77            96
       755      Newark Beth Israel Hospital                                       3.625      01/01/2014         11.06           436
        82      NIACC Dormitories, Inc.                                           3.000      10/01/2012         10.27            50
       142      Nicholls State University                                         3.000      09/01/1999          8.88           126
     3,132      Norfolk State University                                          3.000      12/01/2021          9.77         1,621
       727      North Carolina Agricultural and
                Technical State University                                        3.000      05/01/2014         10.34           419

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                            (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $  820      North Carolina State University                                   3.625      09/01/2004          7.97       $   683
       434      North Carolina State University                                   3.125      09/01/2001          7.58           381
       508      North Carolina State University                                   3.500      09/01/2001          7.63           449
       229      North Greenville College                                          3.000      11/01/2003         10.72           177
       331      Northeast Louisiana University                                    3.500      04/01/2001         10.28           275
        24      Northeast Missouri State University                               2.875      05/01/1997         11.14            22
       568      Northeast Missouri State University                          3.375-3.500     05/01/2002         10.75           451
       220      Northeastern Oklahoma State University                            3.000      06/01/1998          9.73           197
     3,435      Northeastern University                                           3.000      05/01/2018         10.53         1,820
       188      Northeastern University                                           3.000      05/01/2004         10.97           139
       124      Northwest Nazarene College                                        3.750      04/01/2003         11.44            95
       123      Northwestern State University                                     3.125      10/01/2000         10.15           104
       495      Nova University                                                   3.000      12/01/2007         10.04           333
                -------------- O -------------
        67      Occidental College                                                3.000      10/01/1997         11.09            62
       312      Occidental College                                                3.000      10/01/2019         10.41           162
       922      Oklahoma City University                                          3.000      04/01/2005         11.22           645
       280      Olympic Community College                                         3.000      10/01/2008         10.07           189
       107      Ouachita Baptist University                                       3.125      12/01/1999         10.03            90
        40      Ouachita Baptist University                                       3.000      12/01/2006         10.04            27
                -------------- P -------------
        28      Pacific University                                                3.000      11/01/1999         10.89            24
     1,078      Paine College                                                     3.000      10/01/2016         10.45           593
        34      Pan American University                                           3.000      10/01/1999          9.23            30
     2,655      Philadelphia College of Art                                       3.000      01/01/2022         10.62         1,288
       910      Pine Manor College                                                3.625      10/01/2003         10.80           702
        17      Pittsburg State University                                        2.750      10/01/1996         10.16            16
        57      Point Loma Nazarene College                                       2.875      04/01/1999         11.85            49
        20      Point Loma Nazarene College                                       2.875      04/01/1998         11.89            18
       205      Polytechnic University                                            3.375      10/01/2011         10.59           129
     1,698      Portland Student Services Inc.                                    3.000      01/01/2011         10.36         1,054
       245      Post College                                                      3.000      04/01/2010         10.76           153
     1,610      Purdue University                                                 3.625      07/01/2004          9.33         1,265
       463      Purdue University                                                 3.000      07/01/2005          9.26           353
                -------------- Q -------------
        72      Queens College                                                    3.000      07/01/1998         11.07            63
        85      Queens College                                                    3.500      11/01/2001         10.88            71
       221      Queens College                                                    3.625      07/01/2004         10.90           164
                -------------- R -------------
       375      Randolph-Macon College                                            3.000      05/01/2010         10.72           237
       461      Randolph-Macon College                                            3.000      11/01/2000         10.50           387
        16      Regis College (Denver)                                            2.750      11/01/1996         11.17            15
       630      Regis College (Denver)                                            3.000      11/01/2012         10.47           378
       223      Regis College (Weston)                                            3.375      10/01/2002         10.85           181
       320      Rhode Island College                                              3.000      10/01/2005         10.09           235
       185      Rider College                                                     3.500      05/01/2001         11.57           151
       368      Rider College                                                     3.375      05/01/2002         11.44           287
       172      Rider College                                                     3.125      11/01/2000         10.86           145
     1,950      Rider College                                                     3.625      11/01/2013         10.42         1,148
       497      Rider College                                                     3.000      05/01/2017         10.70           263
       132      Rio Grande College                                                3.000      03/30/2009         10.93            86
        86      Roberts Wesleyan College                                          3.000      11/01/2000         10.83            72
       333      Roger Williams College                                            3.000      11/01/1999         10.89           287

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                             (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $  120      Russell Sage College                                              3.000      10/01/1998         10.98        $  107
       300      Rutgers, The State University                                     2.750      05/01/1999          8.84           267
       755      Rutgers, The State University                                     3.750      05/01/2016          9.19           484
        70      Rutgers, The State University                                     2.875      05/01/1999          8.80            63
     1,015      Rutgers, The State University                                     3.125      05/01/2001          8.89           889
                -------------- S -------------
       213      Saint Ambrose University                                          3.000      11/01/2001         10.78           172
       225      Saint Anselm College                                              3.375      10/01/2001         10.88           186
        57      Saint Edward's University                                         3.125      04/01/2000         11.69            48
       159      Saint John's University                                           3.000      10/01/2002         10.76           124
       255      Saint Joseph Hospital                                             3.500      10/01/2001         10.87           208
       252      Saint Louis College of Pharmacy                                   3.375      10/01/2004         10.74           188
       146      Saint Louis University                                            3.125      10/01/2000         10.90           123
       674      Saint Louis University                                            3.500      11/01/2002         10.80           538
       142      Saint Mary's College                                              3.000      03/01/2005         11.25            99
       466      Saint Mary's College                                              3.000      06/01/2020         10.14           232
        67      Saint Mary's University of San Antonio                            3.000      10/01/1998         10.98            60
     2,300      Saint Michael's College                                           3.000      05/01/2013         10.60         1,353
       401      Saint Norbert College                                             3.375      04/01/2002         11.52           316
       294      Saint Norbert College                                             3.625      04/01/2004         11.33           216
       487      Saint Norbert College                                             3.000      04/01/2007         11.10           322
       572      Saint Paul's College                                              3.000      11/01/2014         10.56           326
       170      Saint Peter's College                                             3.000      05/01/1999         11.70           144
       740      Saint Vincent College                                             3.500      05/01/2013         10.86           441
        98      Sam Houston State University                                      2.750      10/01/1996          8.63            95
       121      Sam Houston State University                                      2.875      10/01/1997          8.74           114
       505      Sam Houston State University                                      3.500      10/01/2001          9.10           430
     1,205      San Diego State University                                        3.000      11/01/2007         10.04           860
     1,395      Sangamon State University                                         3.000      11/01/2018         10.12           771
       605      Seattle University                                                3.500      11/01/2001         10.84           499
       655      Seattle University                                                3.000      11/01/2008         10.55           433
       520      Seton Hall University                                             3.000      11/01/2000         10.83           433
        21      Seton Hill College                                                2.750      11/01/1996         11.11            20
       390      Seton Hill College                                                3.625      11/01/2014         10.53           235
        93      Siena College                                                     2.875      10/01/1997         11.08            87
        38      Sierra College                                                    3.375      04/01/2002         10.87            31
       368      Simpson College                                                   3.000      07/01/2016         10.58           199
        17      South Dakota School of Mines and Technology                       2.750      04/01/1997         11.17            16
       440      South Dakota School of Mines and Technology                       3.000      04/01/2018         10.30           234
       437      South Dakota School of Mines and Technology                       3.625      04/01/2002         10.85           351
        52      South Plains College                                              3.500      10/01/2002         10.18            42
       118      South Plains College                                              3.625      10/01/2004         10.17            90
        83      South Plains College                                              3.000      10/01/2005         10.10            62
       630      Southeast Missouri State University                               3.500      04/01/2002         10.82           498
     1,486      Southeast Missouri State University                               3.000      04/01/2007         10.58         1,017
        68      Southeastern Louisiana University                                 2.750      04/01/1997         11.16            62
       915      Southeastern Oklahoma State University                            3.000      04/01/2009         10.51           591
       234      Southern Arkansas University                                      3.500      10/01/2002         10.23           188
       717      Southern Methodist University                                     3.000      10/01/2007         10.61           485
       318      Southern Nazarene University                                      3.750      04/01/2005         11.27           229
       100      Southern University and
                Agricultural and Mechanical College                               2.875      04/01/1998         11.13            90
        80      Southwest Missouri State College                                  2.875      10/01/1997         10.16            74

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                            (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $1,135      Southwest Missouri State College                                  3.375      10/01/2002         10.17        $  927
     2,725      Southwest Texas State University                                  3.000      10/01/2015          9.51         1,627
        32      Southwestern Christian College                                    3.000      11/01/2000         10.83            27
        85      Spalding University                                               3.125      09/01/2000         10.95            72
       491      Spalding University                                               3.000      09/01/2007         10.66           339
        77      Springfield College                                               3.500      11/01/1999         10.60            68
        67      Springfield College                                               3.125      05/01/2000         11.29            56
       553      Springfield College                                               3.500      05/01/2013         10.67           339
       116      Springfield College                                               3.000      05/15/2005         10.11            87
       265      State Center Community College                                    3.000      10/01/2004         10.10           199
       104      Stephen F. Austin State University                                2.875      10/01/1999          9.23            92
     2,337      Stephen F. Austin State University                           3.375-3.500     10/01/2012          9.57         1,528
        20      Stetson University                                                3.000      07/01/1996         11.24            19
       243      Stetson University                                                3.000      01/01/2006         11.25           162
       196      Stillman College                                                  3.750      02/01/2004         11.42           143
       468      Stonehill College                                                 3.000      10/01/2006         10.64           326
        83      Stonehill College                                                 3.000      11/01/1998         10.96            74
       175      SUNY, Mohawk Valley Community College                             3.000      04/01/2005         10.26           104
       134      Susquehanna University                                            3.125      05/01/2000         11.27           111
       871      Syracuse University                                               3.000      05/01/2008         10.74           577
                -------------- T -------------
        91      Talladega College                                                 3.375      12/01/2001         10.08            73
       491      Talladega College                                                 3.000      12/01/2012         10.24           293
        25      Taylor University                                                 2.750      10/01/1996         11.14            24
       329      Taylor University                                                 3.000      10/01/2012         10.50           196
       996      Taylor University                                                 3.000      10/01/2013         10.49           586
       206      Temple University                                                 3.125      03/01/1999         10.70           180
       384      Tennessee State University                                        3.375      01/01/1999         11.10           328
       856      Texas A & I University                                            3.000      07/01/2009          9.57           576
       140      Texas A & I University                                            3.000      06/01/1998          9.10           127
       238      Texas Southern University                                         3.500      04/01/2001         10.89           195
       575      Texas Southern University                                         3.500      04/01/2013         10.45           349
       578      Transylvania University                                           3.000      11/01/2010         10.51           364
     1,160      Trinity University                                                3.625      09/01/2004         10.82           868
       597      Tufts University                                                  3.375      10/01/2001         10.87           488
     2,580      Tufts University                                                  3.000      10/01/2021         10.39         1,293
       198      Tulane University of Louisiana                                    2.875      10/01/1997          8.62           186
       270      Tulane University of Louisiana                                    3.000      10/01/1998          8.74           247
     1,090      Tulane University of Louisiana                               3.375-3.500     10/01/2001          9.06           927
                -------------- U -------------
        74      Union College                                                     3.000      11/01/2002         10.74            58
     2,410      University of Alabama in Birmingham                               3.000      11/01/2008          7.97         1,814
       187      University of Alabama in Huntsville                               3.000      05/01/1999         10.05           163
       164      University of Alaska                                              3.500      04/01/2000         10.94           138
       268      University of Alaska                                              3.375      04/01/2002         10.82           212
       631      University of Alaska                                              3.500      04/01/2003         10.80           498
       380      University of Alaska                                              3.000      10/01/1999         10.22           330
       368      University of Arizona                                             3.500      04/01/2003         10.82           290
        70      University of Arkansas                                            3.000      07/01/1996          9.11            67
       203      University of Arkansas at Little Rock                             3.500      04/01/2001         10.04           169
       229      University of Arkansas at Little Rock                             3.000      11/01/2009          9.42           159
        15      University of Central Arkansas                                    2.750      04/01/1997         11.24            14
       638      University of Central Arkansas                                    3.000      04/01/2005         10.69           455

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                            (continued)

   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
   $   685      University of Central Florida                                     3.000      10/01/2007         10.08        $  475
       420      University of Chicago                                             3.500      12/01/2001         10.10           336
       133      University of Chicago                                             3.375      12/01/2001         10.08           106
        48      University of Chicago                                             3.500      12/01/2002         10.11            37
       150      University of Delaware                                            2.750      11/01/1997          8.54           142
       245      University of Delaware                                            3.125      11/01/2000          8.84           214
       408      University of Delaware                                            3.375      11/01/2000          8.81           365
     1,640      University of Delaware                                            3.000      11/01/2006          9.08         1,223
       749      University of Delaware                                            3.000      12/01/2018          8.81           434
     2,670      University of Florida                                             3.000      07/01/2014         10.15         1,555
        28      University of Hartford                                            3.000      05/01/1997         12.02            26
       251      University of Hartford                                            3.000      11/01/2001         10.78           203
       105      University of Hawaii at Manoa                                     2.875      10/01/1999         10.13            91
         1      University of Hawaii at Manoa                                     3.000      10/01/1996         10.20             1
       113      University of Hawaii at Manoa                                     3.500      10/01/2001         10.18            94
       104      University of Lowell                                              3.000      11/01/2000          7.62            93
     3,250      University of Michigan                                            3.750      10/01/2005          9.51         2,514
       280      University of Michigan                                            3.000      04/01/1999         10.08           245
       160      University of Missouri                                            2.875      05/01/1997         10.10           149
       140      University of Missouri                                            3.000      05/01/1998         10.07           126
     1,333      University of Missouri                                            3.375      05/01/2002         10.03         1,106
       187      University of Missouri                                            2.875      11/01/2000          9.25           161
       212      University of Missouri                                            3.000      05/01/1998         10.07           191
        35      University of Missouri                                            3.000      05/01/1998         10.08            32
       171      University of Montevallo                                          3.125      11/01/2000          9.27           148
       341      University of Nevada at Reno                                      3.000      11/01/1999         10.12           298
     1,082      University of North Carolina                                      3.000      11/01/2005          8.81           842
       745      University of North Carolina                                      3.000      01/01/2008          9.50           514
        67      University of North Carolina                                      3.000      01/01/2007          9.50            48
     1,136      University of Notre Dame                                          3.000      02/15/2019         10.62           587
        93      University of Portland                                            2.875      04/01/1998         11.96            82
       930      University of Portland                                            3.375      04/01/2013         10.88           555
       138      University of Portland                                            3.000      11/01/1998         10.98           124
        68      University of Puerto Rico, Rio Piedras Campus                     3.125      06/01/2000          9.17            59
     2,159      University of Puerto Rico, Rio Piedras Campus                     3.000      06/01/2011          9.39         1,402
        72      University of Rhode Island                                        3.000      10/01/2001          9.68            60
       123      University of Rochester                                           2.875      10/01/1998         11.04           112
       736      University of Saint Thomas                                        3.000      10/01/2019         10.41           382
       610      University of Santa Clara                                         3.125      04/01/2002         11.44           467
       275      University of Santa Clara                                         3.375      04/01/2002         11.45           212
     1,305      University of Santa Clara                                         3.625      04/01/2004         11.33           962
        79      University of Scranton                                            3.125      11/01/2000         10.84            66
       302      University of South Dakota                                        3.500      10/01/2001          9.59           254
     1,220      University of South Florida                                       3.750      07/01/2005         10.30           906
       405      University of Steubenville                                        3.125      04/01/2010         10.98           250
        53      University of Tampa                                               2.875      11/01/1998         10.95            47
       185      University of Texas at Arlington                                  3.000      07/01/1998          9.87           166
     1,476      University of Vermont                                             3.000      07/01/2016          8.95           899
       350      University of Vermont                                             3.375      07/01/2001          8.33           304
     1,340      University of Vermont                                             3.000      07/01/2019          9.06           768
       340      University of Washington                                          3.000      08/01/1999          8.82           302
       435      University of Washington                                          3.500      08/01/2002          9.07           361
       478      University of Washington                                          3.000      08/01/2003          9.06           381

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                             (continued)


   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
    $1,735      University Student Co-Operative Association                       3.000      04/01/2019         10.70        $  880
       229      Ursinus College                                                   3.000      10/01/2000         10.86           190
       645      Utica College                                                     3.000      11/01/2009         10.53           416
                -------------- V -------------
       610      Vermont State College                                             3.000      06/01/2008          9.02           432
       303      Vermont State College                                             3.000      07/01/2014          9.30           186
     1,295      Villanova University                                              3.000      04/01/2019         10.70           657
     4,180      Vincennes University                                              3.000      06/01/2023          9.02         2,251
     3,157      Virginia Commonwealth University                                  3.000      06/01/2011         10.01         1,973
     1,510      Virginia Commonwealth University                                  3.000      06/01/2004         10.08         1,125
       433      Virginia Wesleyan College                                         3.000      11/01/2009         10.54           284
       245      Virginia Wesleyan College                                         3.000      11/01/2010         10.51           154
                -------------- W -------------
        48      Waldorf College                                                   3.125      07/01/2000         10.97            40
       329      Waldorf College                                                   3.000      07/01/2005         10.77           232
        81      Wartburg College                                                  3.500      10/01/2001         10.87            66
       186      Wartburg College                                                  3.750      04/01/2011         11.00           117
        27      Wartburg College                                                  3.000      11/01/1996         11.13            26
       985      Washington State University                                       3.625      04/01/2004         10.02           760
       640      Washington State University                                       3.750      04/01/2004         10.03           497
     1,130      Washington State University                                       3.375      04/01/2003         10.02           886
        75      Washington State University                                       3.000      04/01/1999         10.08            65
       304      Washington University                                             3.000      10/01/1998         11.05           278
       607      Washington University                                             3.500      10/01/2001         10.91           506
       195      Wayne State University                                            3.000      04/01/2000         11.69           174
       264      Wesley College                                                    3.375      05/01/2013         10.88           159
        92      West Kern Junior College District                                 3.625      04/01/2004         10.73            69
       590      West Valley College                                               3.000      04/01/2009         10.50           381
       400      West Virginia State College                                       3.000      05/01/1998         11.05           356
       247      West Virginia Wesleyan College                                    2.875      05/01/2000         11.56           206
       517      West Virginia Wesleyan College                                    3.000      05/01/2015         10.75           284
       584      Western Carolina University                                       3.625      05/01/2003         10.75           457
       210      Western Washington University                                     3.125      10/01/1998         10.18           191
       385      Western Washington University                                     3.500      10/01/2001         10.18           319
       875      Western Washington University                                     3.625      10/01/2004         10.18           672
       605      Western Washington University                                     3.750      10/01/2005         10.19           456
       295      Westminster College of Salt Lake                                  3.000      11/01/2017         10.39           160
        77      Westmoreland Hospital Association                                 3.500      07/01/2001         10.98            62
        46      Wheaton College                                                   2.875      04/01/1999         11.50            40
       960      Wheaton College                                                   3.500      04/01/2013         10.70           575
       284      Wheeling College                                                  3.500      05/01/2001         11.23           220
       111      Wheeling College                                                  3.000      11/01/2007         10.59            76
        33      Wheelock College                                                  3.000      05/01/2011         10.23            22
        79      Wichita State University                                          3.000      10/01/2000          9.29            68
         3      Wilson College                                                    2.750      10/01/1996         10.76             3
       880      Wittenberg University                                             3.000      05/01/2015         10.76           482
       272      Wittenberg University                                             3.000      11/01/2017         10.39           147
        63      Wooster Business College                                          3.000      03/30/2009         10.88            41
        97      Worcester Polytechnic Institute                                   2.750      10/01/1997         11.04            89
       209      Worcester Polytechnic Institute                                   3.375      04/01/2001         11.57           168
       809      Wright State University                                           3.000      05/01/2009          9.89           546
                -------------- Y -------------
       398      York Hospital                                                     3.000      05/01/2020         10.64           201
--------                                                                                                                   --------

                                           COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
                                                       SCHEDULE OF INVESTMENTS
                                                            May 31, 1996
                                                    (Dollar Amounts in Thousands)
                                                            (continued)


   Outstanding                                                                  Stated                         Internal   Amortized
    Principal                                                                  Interest       Maturity         Rate of   Cost (Notes
     Balance                   Description                                      Rate %          Date           Return %    1 and 2)
     -------                   -----------                                      ------          ----           --------    --------
  $290,719      Total College and University Loans                                                                         $194,693
----------
                Allowance for Possible Loan Losses                                                                              732
                                                                                                                           --------
                Net College and University Loans                                                                            193,961
                                                                                                                           --------

                INVESTMENT AGREEMENTS (10.7%)

     5,557      Morgan Guaranty Trust Company -
                Liquidity Fund                                                    7.750      06/01/2018         7.750         5,557
    17,683      Morgan Guaranty Trust Company -
----------      Revenue Fund                                                      7.050      06/01/2018         7.050        17,683
                                                                                                                           --------
    23,240      Total Investment Agreements                                                                                  23,240
----------                                                                                                                 --------
$  313,959      Total Investments (100.0%)                                                                                 $217,201
==========                                                                                                                 ========


(A) This institution has filed for bankruptcy under Chapter 11 of the Federal Bankruptcy Code.

(B) This institution has been placed on nonaccrual status as more fully discribed in Note 6.

(Signature Page, to follow Item 79 at Screen Number 40, Page
Number 33)

         This report is signed on behalf of the registrant in the City of Boston and the Commonwealth of Massachusetts on the 26th day of July, 1996.



                                            COLLEGE AND UNIVERSITY FACILITY
                                             LOAN TRUST TWO

                                            By: State Street Bank and Trust
                                            Company, not in its individual
                                            capacity, but solely as Owner
                                            Trustee under a Declaration of Trust
                                            dated March 11, 1988 and amended and
                                            restated on May 12, 1988, and
                                            December 4, 1989.


                                            By:  James E. Schultz
                                                 Assistant Secretary